Employee Benefit Plans (FY) (Details Textual) - USD ($)		12 Months Ended
	Aug. 04, 2017	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation arrangements, overall, description		After one year of service the Company matches 100 percent of employee contributions up to 3 percent of compensation and 50 percent of employee contributions on the next 2 percent of compensation.
Share-based compensation expense		$ 97,966	$ 132,635
Options vested in period, fair value		313,977	95,658
Deferred tax expense from stock options exercised		1,331,689	252,931
Options, exercises in period, intrinsic value		5,468,780	$ 660,476
Options, outstanding, intrinsic value		3,261,940
Options, exercisable, intrinsic value		3,105,964
Proceeds from stock options exercised		$ 4,885,646
Number of shares granted		0	0
Weighted average grant-date fair value, granted (in dollars per share)		$ 0
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Direct stock grant expense		$ 31,791	$ 0
Deferred Salary Reduction Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, cost recognized		427,975	403,309
Stock Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized compensation costs		$ 258,000
Unrecognized compensation costs, period for recognition		11 months 16 days
Stock Appreciation Rights (SARs) [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based compensation expense		$ 21,829	0
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares granted		27,500
Legacy Cornerstone Bancshares, Inc. Long-Term Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Exercise price, not less than (as a percent)		100.00%
Legacy Smart Financial Inc 2010 Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Exercise price, not less than (as a percent)		100.00%
Number of shares authorized		525,000
Stock Incentive Plan Two Thousand Fifteen [Member]
Defined Benefit Plan Disclosure [Line Items]
Exercise price, not less than (as a percent)		110.00%
Number Outstanding (in shares)		2,000,000
Term of options, no more than		10 years
Voting power held by participant (as a percent)		10.00%
Term of option to participants with more than ten percent voting power		5 years
Percentage Of incentive stock options vesting on second anniversary		30.00%
Percentage Of incentive stock options vesting on third anniversary		30.00%
Percentage Of incentive stock options vesting on fourth anniversary		40.00%
Percentage Of nonqualified stock options vesting on first anniversary		50.00%
Percentage Of nonqualified stock options vesting on second anniversary		50.00%
Stock Incentive Plan Two Thousand Fifteen [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Term of option to participants with more than ten percent voting power		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 24.58
Share-based compensation expense		$ 56,330	$ 0
Number of shares granted	27,500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		$ 619,620
401 (k) Matching Range One [Member] | Deferred Salary Reduction Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Request service period		1 year
Employer matching contribution, percent of match		100.00%
Employer matching contribution, percent of employees gross pay		3.00%
401 (k) Matching Range Two [Member] | Deferred Salary Reduction Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of match		50.00%
Employer matching contribution, percent of employees gross pay		2.00%